FORM 13F

Report for the Calendar Year or Quarter
Ended: June 30, 2006

This Amendment (Check only one.):
   is a restatement
x  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Kahn Brothers & Co., Inc.

Address: 555 Madison Ave., 22nd Floor, NY, NY, 10022

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:
Name: Kenneth Rodwogin
Title: Vice President
Phone: (212) 980-5050

Signature, Place, and Date of Signing:

[Signature]/s/ Kenneth Rodwogin

[City, State]  New York, NY

[Date] July 26, 2006

Report Type (Check only one.):

  13F HOLDINGS REPORT. (Check here if
all holdings of this reporting manager
are reported in this report.)   X
  13F NOTICE. (Check here if no holdings
reported are in this report, and all
holdings are reported by other
reporting manager(s).









FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
NONE


Form 13F Information Table Entry Total:
68

Form 13F Information Table Value Total:
$608,925,320

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



 KAHN BROTHERS & CO. INC.
 FORM 13F
 June 30, 2006
                                                                INVEST   VOTING
                                                                 DISCR.  AUTH.
SECURITY                CLASS   CUSIP        MARKET      QTY     SOLE    NONE
                                             VALUE
COMMON STOCK

ADVANCED MARKETING       COM  00753T105    13,409,516  3,360,780   x 3,360,780
AIRBRONE INC.		 COM	  9269101	    289,920	    48,000   x	48,000
AMERICAN NAT'L INS. CO.  COM   23645104     1,932,417     14,897   x    14,897
AMERICAN TEL & TEL       COM  030177109     1,478,194     53,001   x    53,001
ASTORIA FIN'L            COM   46265104       974,339     31,998   x    31,998
AUDIOVOX CORP.           COM   50757103    31,849,724  2,331,605   x 2,331,605
AUTOLIV			 COM	 52800109	  2,965,965	    52,430	 x   	52,430
BANK OF AMERICA          COM   60505104     3,148,626     65,460   x    65,460
BRISTOL MYERS SQUIBB     COM  110122108    29,255,779  1,131,314   x 1,131,314
CFS BANCORP              COM  12525D102     2,919,112    196,706   x   196,706
CITIGROUP, INC.          COM  172967101       864,895     17,929   x    17,929
CHEVRONTEXCO CORP.	 COM  166764100	  2,326,443	    37,487   x	37,487
COMCAST CL. A		 COM  20030N101     3,536,087    108,005   x   108,005
CNA FINANCIAL		 COM  126117100    23,739,341    720,247   x   720,247
DEVCON INT'L CORP.       COM  251588109	     80,010     12,600   x    12,600
DELMONTE FOODS		 COM  24522P103       292,564	    26,052	 x	26,052
DIME COMM.BANC.          COM  253922108     6,515,385    480,131   x   480,131
EXXON MOBIL CORP.        COM  30231G102     1,880,746     30,656   x    30,656
FIRST PLACE FIN'L        COM  33610T109       476,612     20,713   x    20,713
FIRST NIAGARA FIN'L	 COM	33582V108	 15,193,679	 1,083,715	 x 1,083,715
FLUSHING FINANCIAL CORP  COM  343873105    13,742,238    765,158   x   765,158
HOLOGIC                  COM  436440101    47,023,742    952,669   x   952,669
HONEYWELL			 COM	438516106	  2,418,000	    60,000	 x	60,000
IBM                      COM  459200101     8,608,515    112,061   x   112,061
IDT CORP.                COM  448947101    29,400,360  2,227,300   x 2,227,300
IDT CORP. CL. B		 COM  448847309     1,838,965    133,355   x   133,355
KANSAS CITY SOUTHERN     COM  485170302	    934,321     33,730   x    33,730
KIRIN BREWERY LTD		 COM	497350306	    361,515	    23,100	 x	23,100
KNIGHT TRADING           COM  499063105     2,875,196    188,785   X   188,785
LANDMARK SVGS. BK.       COM  514928100     1,273,337     45,886   x    45,886
LUCENT TECH			 COM	549463107	     35,939     14,851	 x	14,851
MARITRANS INC.           COM  570363101    13,207,643    530,427   x   530,427
MARSHALL & ISLEY		 COM	571834100	    356,589	     7,796	 x	 7,796
MAXXAM CORP.             COM  577913106       334,861     11,938   x    11,938
MERCHANTS GROUP          COM  588539106     3,343,223    112,450   x   112,450
MERCK & CO.		       COM  589331107	 34,340,314    942,638   x   942,638
MERITOR SVGS BK PA       COM  590007100        72,090     17,800   x    17,800
MEDQUIST			 COM	584949101	  7,551,872	   589,990	 x   589,990
MEDCO HEALTH SOL.		 COM	58405U102	  1,310,165	    22,873   x	22,873
MONSANTO 			 COM	66166W101	  1,145,326	    13,604	 x	13,604
MOTOROLA                 COM  620076109       241,800     12,000   x    12,000
NAM TAI ELEC.            COM  629865205    17,201,747    768,965   x   768,965
NEW YORK COMMUNITY BANC	 COM  649445103    58,330,483  3,533,040   x 3,533,040
NEW YORK MAGIC           COM  629484106    10,401,036    358,039   x   358,039
NEWMARKET GROUP	       COM	651587107	  1,132,648     23,087	 x	23,087
NORTH FORK BANC.         COM  659424205     6,002,385    198,952   x   198,952
NOVARTIS ADR             COM  66987V109    10,064,869    186,663   x   186,663
OLD REPUBLIC             COM  680223104    23,321,128  1,091,302   x 1,091,302
PHI INC. NON-VOTE        COM  716604202     2,314,040     69,700   x    69,700
PAYLESS SHOESOURCE	 COM	704379106	 10,282,215	   378,440	 x   378,440
PFIZER INC.              COM  717081103     7,752,694    330,324   x   330,324
PROVIDENT BANCORP        COM  74383A109    14,852,748  1,123,506   x 1,123,506
QUESTAR CORP.            COM  748356102       668,067      8,300   x     8,300
SCHERING PLOUGH		 COM  806605101    36,417,549	 1,913,691	 x 1,913,691
SEABOARD CORP.           COM  811543107    26,970,880     21,071   x    21,071
SLM CORP.			 COM	78443P106	    492,156	     9,300   x	 9,300
ST. PAUL COMPANIES       COM  792860108    13,594,530    304,947   x   304,947
SYMS CORP                COM  871551107     7,562,400    411,000   x   411,000
TCF FIN'L                COM  872275102       676,168     25,564   x    25,564
TEMPLE INLAND            COM  879868107       462,722     10,794   x    10,794
THREE COM		       COM  885535104	 21,597,338  4,218,230   x 4,218,230
USEC INC.                COM  90333E108     4,844,592    408,826   x   408,826
USB HOLDINGS		 COM	902910108	  1,924,829	    85,548	 x	85,548
VIVENDI UNIVERSAL	       COM  92851S204	  1,387,184     39,736   x	39,736
VOLVO                    COM  928856400       959,370     19,575   x    19,575
WYETH                    COM  983024100    16,075,177    361,972   x   361,972

TOTALS                                    608,925,320 32,542,709    32,542,709